TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
23.	TRADE AND OTHER PAYABLES

	December 31, 2019 US$’000	December 31, 2018 US$’000
Trade payables	7,833	8,116
Payroll taxes	519	448
Employee related social insurance	170	154
Accrued liabilities	8,133	7,878
Deferred income	292	312

	16,947	16,908

Accrued liabilities include US$1,307,000 (2018: US$1,207,000) relating to contracted licence payments.